Sales (Details) - Schedule of disaggregated sales - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	$ 26,909,025	$ 18,628,886	$ 14,121,838
Disaggregated sales [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	14,065,166	15,356,847	12,751,905
Disaggregated sales [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	582,040	1,400,506	745,955
Disaggregated sales [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	11,790,582	1,542,670	446,292
Disaggregated sales [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Disaggregated sales	$ 471,237	$ 328,863	$ 177,686